Employees (Tables)	12 Months Ended
Dec. 31, 2019
Employees [Abstract]
Schedule of employees
	Year ended December 31,
	2019 $'000	2018 $'000	2017 $'000
Group
Staff costs comprised:
Directors' salaries (including bonus)	1,145	606	457
Employee's wages, salaries and bonus	696	712	861
Social security costs	609	491	491
Share based payment charge	1,266	539	539
	3,716	2,348	2,348
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	5	6	6
Corporate and administration	4	5	5
	9	11	11